Exploration and Evaluation Assets - Arkansas Lithium Project (Details) $ in Thousands, $ in Thousands				12 Months Ended
	May 07, 2024	Feb. 23, 2022	May 04, 2018 USD ($) facility	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)
Share Capital
Purchase of exploration and evaluation assets				$ 42,385	$ 51,257
Lanxess 1A evaluation costs				$ 9,704	$ 12,740
LANXESS southern Arkansas Facilities | LANXESS
Share Capital
Number of facilities | facility			3
Purchase of exploration and evaluation assets			$ 6,000
Texas Lithium Properties
Share Capital
Proportion of ownership interest in subsidiary	55.00%
South West Arkansas Project
Share Capital
Proportion of ownership interest in subsidiary		100.00%
Project Company | the Project
Share Capital
Proportion of ownership interest in joint venture		100.00%
LANXESS Corporation | Project Company | Forecast | Bottom of range
Share Capital
Proportion of ownership interest in joint venture		30.00%
LANXESS Corporation | Project Company | Forecast | Top of range
Share Capital
Proportion of ownership interest in joint venture		49.00%